ETF Series Solutions
615 East Michigan Street | Milwaukee, WI 53202

July 22, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:    ETF Series Solutions (the "Trust")
File Nos.:333-179562 and 811-22668

Dear Sir or Madam:

On behalf of the Trust, transmitted herewith for filing is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a combination Prospectus and Information Statement that provides information to shareholders regarding the reorganization of the ETFMG Prime Cyber Security ETF, a series of ETF Managers Trust, into the ISE Cyber Security ETF, a series of ETF Series Solutions, and the reorganization of the ETFMG Prime Mobile Payments ETF, a series of ETF Managers Trust, into the ISE Mobile Payments ETF, a series of ETF Series Solutions (the "Reorganizations").
The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended, and is expected to become effective thirty days from the date of filing.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary